                     SUPPLEMENT DATED DECEMBER 31, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

        SCHEDULED PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Genworth Life Insurance Company of New York (the "Company") has made the decision to discontinue offering RetireReady/(SM) /Retirement Answer NY for new contract sales effective December 31, 2008. Contract owners may continue to allocate purchase payments in accordance with the terms of the contract.

Please retain your prospectus dated May 1, 2008 and all subsequent prospectus supplements for future reference. You may contact the Company by writing or calling:

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230
                                1.800.313.5282

18326NY SUPPA 12/31/08